Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income

The following table presents the changes in accumulated other comprehensive income for the year ended December 31, 2013:

Year ended December 31, 2013
(dollars in thousands)
Beginning Balance	$1,487
Other comprehensive income (loss) before reclassifications, net of $1,292 tax effect	(2,370)
Amounts reclassified from accumulated other comprehensive income, net of $202 tax effect	321

Net current-period other comprehensive loss	2,049

Ending Balance	$(562)

Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2013	2012	2011

Weighted average number of common shares used in computing basic net income per common share	7,483,691	7,502,496	7,593,969

Effect of ESOP shares	(206,940)	(130,829)	(126,573)

Adjusted weighted average number of common shares used in computing basic net income per common share	7,276,751	7,371,667	7,467,396

Effect of dilutive stock options	—	—	—

Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,276,751	7,371,667	7,467,396